Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents	$ 308,948	$ 585,980
Restricted cash	8,500	40,188
Accounts receivable, net	40,909	94,622
Materials and supplies	87,332	95,679
Deferred costs, current	14,892	10,454
Prepaid expenses and other current assets	14,774	13,892
Total current assets	475,355	840,815
Property and equipment, net	4,652,001	4,909,873
Long-term receivable	202,575	202,575
Other assets	33,030	44,944
Total assets	5,362,961	5,998,207
Liabilities and shareholders’ equity:
Accounts payable	11,959	17,870
Accrued expenses	36,174	45,881
Long-term debt, current		496,790
Accrued interest	6,088	14,164
Deferred revenue, current	23,966	45,755
Total current liabilities	78,187	620,460
Long-term debt, net of current maturities		2,648,659
Deferred revenue	12,973	32,233
Other long-term liabilities	32,323	30,655
Total liabilities not subject to compromise	123,483	3,332,007
Liabilities subject to compromise	3,087,677
Commitments and contingencies
Shareholders’ equity:
Common shares, $0.01 par value per share, 5,000,000 shares authorized, 22,551 shares issued and 21,339 and 21,184 shares outstanding as of December 31, 2017 and December 31, 2016, respectively	213	212
Additional paid-in capital	2,366,464	2,360,398
Accumulated other comprehensive loss	(14,493)	(19,193)
Retained earnings (accumulated deficit)	(200,383)	324,783
Total shareholders’ equity	2,151,801	2,666,200
Total liabilities and shareholders’ equity	$ 5,362,961	$ 5,998,207